Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Direct loans	S/ 40,519,423	S/ 37,136,853
Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	43,081,904	38,257,144
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	251,799	212,157
Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	753,497	419,246
Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	314,083	255,771
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	85,806	55,994
Up to 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	259,557	215,791
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	20,051	29,858
Up to 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	159,745	132,774
Up to 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	42,906	39,409
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	36,855	13,750
Over 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	725,715	390,697
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	72,162	70,527
Over 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	520,026	207,333
Over 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	124,480	92,899
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	9,047	19,938
Under legal collection [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	419,913	336,680
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	159,586	111,772
Under legal collection [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	73,726	79,139
Under legal collection [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	146,697	123,463
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	39,904	22,306
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	41,676,719	37,313,976
Gross carrying amount [member] | Up to 1 month [member]
Disclosure of provision matrix [line items]
Direct loans	3,107,011	3,918,788
Gross carrying amount [member] | From 1 to 3 months [member]
Disclosure of provision matrix [line items]
Direct loans	4,197,570	4,791,404
Gross carrying amount [member] | From 3 months to 1 year [member]
Disclosure of provision matrix [line items]
Direct loans	9,619,503	8,409,336
Gross carrying amount [member] | From 1 to 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	19,720,158	15,189,733
Gross carrying amount [member] | Over 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	S/ 5,032,477	S/ 5,004,715